The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments
February 28, 2022
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
(1)
25,000,004 $ 1,779,435 0.4%
Barton Gold Holdings, Ltd.
(1)
8,600,000 1,624,006 0.3
Bellevue Gold, Ltd.
(1)
8,966,667 6,154,301 1.3
Cygnus Gold, Ltd.
(1)
7,500,000 980,505 0.2
Dacian Gold, Ltd.
(1)
13,842,639 2,111,320 0.4
Emerald Resources NL
(1)
17,125,000 13,930,429 2.8
Los Cerros , Ltd.
(1)
30,625,000 2,335,508 0.5
Pantoro , Ltd.
(1)
16,000,000 3,486,239 0.7
Perseus Mining, Ltd. 11,000,000 14,580,467 3.0
Predictive Discovery, Ltd.
(1)
67,850,000 10,348,682 2.1
Prodigy Gold NL
(1)
38,750,000 703,603 0.2
58,034,495 11.9
Canada
Agnico Eagle Mines, Ltd. 200,000 10,098,000 2.1
Alamos Gold, Inc. 1,200,000 8,832,000 1.8
American Pacific Mining Corp. 144A
(1)(2)
3,000,000 2,106,509 0.4
B2Gold Corp. 2,000,000 8,060,000 1.6
Barrick Gold Corp. 700,000 15,799,000 3.2
Calibre Mining Corp.
(1)
11,083,000 11,279,740 2.3
Desert Gold Ventures, Inc.
(1)
14,588,264 1,553,780 0.3
G Mining Ventures Corp.
(1)
17,843,965 11,684,805 2.4
GoGold Resources, Inc.
(1)
2,857,140 6,762,462 1.4
HighGold Mining, Inc.
(1)
3,000,000 3,005,917 0.6
Liberty Gold Corp.
(1)
11,082,000 8,568,331 1.8
Marathon Gold Corp.
(1)
5,039,200 11,290,989 2.3
Mawson Gold, Ltd.
(1)
10,600,000 1,087,179 0.2
Millennial Precious Metals Corp.
(1)
12,333,333 4,427,350 0.9
Monarch Mining Corp.
(1)
5,600,000 2,871,795 0.6
Newcore Gold, Ltd.
(1)
5,750,000 2,404,339 0.5
Nighthawk Gold Corp.
(1)
4,348,000 2,572,781 0.5
O3 Mining, Inc.
(1)
2,223,000 3,858,462 0.8
Orla Mining, Ltd.
(1)
8,200,000 32,605,917 6.6
Osino Resources Corp.
(1)
5,000,000 4,418,146 0.9
Prime Mining Corp.
(1)
6,450,000 19,693,491 4.0
Probe Metals, Inc.
(1)
7,087,500 10,624,260 2.2
Roscan Gold Corp.
(1)
10,886,900 3,306,869 0.7
Skeena Resources, Ltd.
(1)
700,000 7,329,000 1.5
SSR Mining, Inc. 1,050,000 20,774,647 4.2
Talisker Resources, Ltd.
(1)
6,500,000 1,333,333 0.3
TDG Gold Corp.
(1)
7,427,925 2,930,148 0.6
Thesis Gold, Inc.
(1)
4,400,000 10,608,284 2.2
Westhaven Gold Corp.
(1)
5,500,000 1,909,270 0.4
231,796,804 47.3
Cayman Islands
Endeavour Mining PLC 860,000 22,716,213 4.6
South Africa
AngloGold Ashanti, Ltd. ADR 800,000 18,592,000 3.8
Gold Fields, Ltd. ADR 1,500,000 21,030,000 4.3
39,622,000 8.1
Total gold mining, exploration, development and royalty companies (Cost $184,967,095) 352,169,512 71.9

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Diversified metals mining, exploration, development and royalty companies
Australia
Auteco Minerals, Ltd.
(1)
82,000,750 $ 4,883,684 1.0%
Castile Resources, Ltd.
(1)
12,500,000 1,634,174 0.3
Geopacific Resources, Ltd.
(1)
17,857,143 2,723,624 0.6
Red Dirt Metals, Ltd.
(1)
11,338,600 4,611,725 0.9
13,853,207 2.8
Canada
Adventus Mining Corp.
(1)
5,310,000 3,267,692 0.7
Americas Gold & Silver Corp.
(1)
4,601,400 4 , 793 , 592 0. 9
Arizona Metals Corp.
(1)
2,400,000 12,402,367 2.5
Aya Gold & Silver, Inc.
(1)
2,400,000 19,181,065 3.9
Benchmark Metals, Inc.
(1)
12,384,615 10,943,407 2.2
Bunker Hill Mining Corp.
(1)
14,214,957 3,308,412 0.7
Emerita Resources Corp.
(1)
2,750,000 5,076,923 1.0
Euro Sun Mining, Inc.
(1)
11,000,000 1,605,523 0.3
Huntington Exploration, Inc.
(1)
7,900,000 1,932,150 0.4
Huntsman Exploration, Inc.
(1)
6,175,000 414,103 0.1
Integra Resources Corp.
(1)
3,230,000 4,730,281 1.0
Pan Global Resources, Inc.
(1)
6,667,000 3,681,972 0.8
Sable Resources, Ltd.
(1)
26,160,000 3,405,444 0.7
74,742,931 15.2
Total diversified metals mining, exploration, development and royalty companies
(Cost $63,951,833) 88,596,138 18.0
Silver mining, exploration, development and royalty companies
Canada
Andean Precious Metals Corp.
(1)
2,000,000 3,155,819 0.6
Discovery Silver Corp.
(1)
6,000,000 8,520,710 1.8
Silver Mountain Resources, Inc.
(1)
10,000,000 3,589,744 0.7
Silver Tiger Metals, Inc.
(1)
10,595,333 5,015,542 1.0
20,281,815 4.1
South Africa
Sibanye Stillwater, Ltd. ADR 273,043 5,220,582 1.0
Total silver mining, exploration, development and royalty companies (Cost $11,574,276) 25,502,397 5.1
Total common shares (Cost $260,493,204 ) 466,268,047 95.0
Rights
(1)(3)
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exp. Date 2/22/29) 393,200 138,534 0.0
Total rights (Cost $136,720) 138,534 0.0
Warrants
(1)(3)
Diversified metals mining, exploration, development and royalty companies
Australia
Red Dirt Metals, Ltd. (Exercise Price $0.25, Exp. Date 11/19/24) 2,834,650 658,818 0.2
Canada
Arizona Metals Corp. (Exercise Price $3.00, Exp. Date 4/22/22) 1,200,000 3,360,947 0.7
Aya Gold & Silver, Inc. (Exercise Price $3.30, Exp. Date 9/8/23) 1,200,000 6,523,077 1.3
Benchmark Metals, Inc. (Exercise Price $1.80, Exp. Date 9/15/22) 3,692,307 29,131 0.0
Bunker Hill Mining Corp. (Exercise Price $0.60, Exp. Date 2/9/26) 1,250,000 19,724 0.0
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/15/23) 3,464,957 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/15/23) 9,500,000 0 0.0
Emerita Resources Corp. (Exercise Price $1.50, Exp. Date 7/15/23) 1,375,000 1,106,509 0.2
Schedule of Investments (Unaudited) (continued)
February 28, 2022

The notes to financial statements form an integral part of these statements.
Warrants
Euro Sun Mining, Inc. (Exercise Price $0.55, Exp. Date 6/5/23) 5,500,000 $ 0 0.0%
Huntington Exploration, Inc. (Exercise Price $0.40, Exp. Date 6/17/23) 3,950,000 62,327 0.0
Huntsman Exploration, Inc. (Exercise Price $0.35, Exp. Date 10/22/23) 6,175,000 0 0.0
Sable Resources, Ltd. (Exercise Price $0.20, Exp. Date 9/10/23) 11,000,000 86,785 0.0
11,188,500 2.2
Total diversified metals mining, exploration, development and royalty companies
(Cost $1,768,278) 11,847,318 2.4
Gold mining, exploration, development and royalty companies
Canada
American Pacific Mining Corp. (Exercise Price $1.40, Exp. Date 12/10/23) 1,500,000 106,509 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.25, Exp. Date 12/31/24) 594,132 0 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.40, Exp. Date 8/21/23) 6,700,000 0 0.0
G Mining Ventures Corp. (Exercise Price $0.80, Exp. Date 5/25/22) 5,421,982 427,770 0.1
G Mining Ventures Corp. (Exercise Price $1.90, Exp. Date 9/9/24) 3,500,000 220,907 0.1
Mawson Resources, Ltd. (Exercise Price $0.45, Exp. Date 5/20/22) 4,300,000 0 0.0
Monarch Mining Corp. (Exercise Price $1.05, Exp. Date 6/29/23) 2,500,000 59,172 0.0
Nighthawk Gold Corp. (Exercise Price $1.50, Exp. Date 7/7/23) 2,174,000 0 0.0
O3 Mining, Inc. (Exercise Price $3.25, Exp. Date 6/18/22) 740,000 0 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25) 920,000 2,039,605 0.4
Prime Mining Corp. (Exercise Price $5.00, Exp. Date 4/27/24) 400,000 113,609 0.0
Pure Gold Mining, Inc. (Exercise Price $0.85, Exp. Date 7/18/22) 1,500,000 106,509 0.0
TDG Gold Corp. (Exercise Price $0.75, Exp. Date 12/31/23) 225,000 3,550 0.0
Thesis Gold, Inc. (Exercise Price $0.75, Exp. Date 10/31/22) 2,000,000 2,745,562 0.6
Westhaven Gold Corp. (Exercise Price $1.00, Exp. Date 2/4/23) 2,750,000 0 0.0
5,823,193 1.2
Total gold mining, exploration, development and royalty companies (Cost $1,631,351) 5,823,193 1.2
Silver mining, exploration, development and royalty companies
Canada
Discovery Silver Corp. (Exercise Price $0.77, Exp. Date 5/28/22) 1,454,545 1,181,997 0.3
Discovery Silver Corp. (Exercise Price $1.75, Exp. Date 8/7/22) 975,000 130,769 0.0
Silver Mountain Resources, Inc. (Exercise Price $0.50, Exp. Date 1/31/24) 5,000,000 157,791 0.1
Silver Tiger Metals, Inc. (Exercise Price $0.50, Exp. Date 7/31/23) 1,666,666 144,642 0.0
1,615,199 0.4
Total silver mining, exploration, development and royalty companies (Cost $373,066) 1,615,199 0.4
Total warrants (Cost $3,772,695) 19,285,710 4.0
Money Market Fund
Federated US Treasury Cash Reserve Fund - Institutional Shares, 0.01%
(4)
977,710 977,710 0.2
Total money market fund (Cost $977,710) 977,710 0.2
Investments, at value (Cost $265,380,329) 486,670,001 99.2
Cash, receivables and other assets less other liabilities 4,122,301 0.8
Net assets $ 490,792,302 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
(1) Non-income producing security.
(2) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of this security amounted on February 28, 2022 to $2,106,509 or 0.4% of net assets.
(3) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $19,424,244 or 4.0% of net assets.
(4) Dividend yield changes daily to reflect current market conditions. Rate was quoted yield as of February 28, 2022.
Schedule of Investments (Unaudited) (continued)
February 28, 2022

The notes to financial statements form an integral part of these statements.
Portfolio Statistics (Unaudited)
Portfolio statistics (Unaudited)
February 28, 2022
*Geographic breakdown, which is based on company domiciles, is expressed as a percentage of total net assets including cash.
As of February 28, 2022, a significant portion of the Company’s assets consisted of securities of Canadian issuers.
Geographic Breakdown*
Australia 19.0%
Canada 67.3
Cayman Islands 4.6
South Africa 8.1
Cash 1. 0
100.0%

Notes to Financial Statements
Three months ended February 28, 2022
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments
LLC (the “Adviser”).
2. Investment objective and strategy
The Company is a non-diversified, closed-end fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The
Company is managed by Merk Investments LLC (the “Adviser”).
It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.
The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.
3. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation committee typically utilizes the Black-
Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security;
relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

Notes to Financial Statements (continued)
Three months ended February 28, 2022
B. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Company’s investments at fair value:
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Investment in Securities
(1)
Measurements at February 28, 2022
Level 1 Level 2 Level 3 Total
Common Shares
Gold mining, exploration, development
and royalty companies $ 352,169,512 $ – $ – $ 352,169,512
Diversified metals mining, exploration,
development and royalty companies 88,596,138 – – 88,596,138
Silver mining, exploration, development
and royalty companies 25,502,397 – – 25,502,397
Rights
Silver mining, exploration, development
and royalty companies – – 138,534 138,534
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 11,847,318 11,847,318
Gold mining, exploration, development
and royalty companies – – 5,823,193 5,823,193
Silver mining, exploration, development
and royalty companies – – 1,615,199 1,615,199
Money Market Fund 977,710 – – 977,710
Total Investments $ 4 67 , 245 , 757 $ – $ 19 , 424 , 244 $ 4 86 , 670 , 001
(1) See schedule of investments for country classifications.
3. Summary of significant accounting policies (continued)

Notes to Financial Statements (continued)
Three months ended February 28, 2022
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at February 28, 2022 are as follows:
1
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
2
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
Rights Warrants
Balance November 30, 2021 $ 1 49 , 731 $ 22 , 342 , 769
Purchases - 518,372
Sales - (935,420)
Realized gain - 33,166
Transfers out - -
Net change in unrealized appreciation (depreciation) (11 , 197) (2,673,177)
Balance February 28, 2022 $ 1 38 , 534 $ 19 , 285 , 710
Net change in unrealized appreciation (depreciation) from
investments held as of February 28, 2022* $ (11,197) $ (2,673,177)
Asset Categories Fair Value
Valuation
Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Rights
1
$ 1 38 , 534 Market transaction Discount 70% (70%)
Warrants
2
19 , 285 , 710 Black Scholes Method Volatility 20% - 50% ( 34%)
3. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)